UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                 FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	12/31/2011

Check here if Amendment [];Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
				[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Roundview Capital, LLC
Address: 182 Nassau Street, Suite 201
	 Princeton, New Jersey 08542

Form 13F File Number: 28-13617


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:George Andresen
Title: Chief Compliance Officer
Phone:609-688-9500

Signature, Place, and Date of Signing:

George Andresen, Princeton, NJ, 02-02-2012

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 82

Form 13F Table Value Total: 120,596
			    (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101      672 8220.0000 SH      Sole                8170.0000           50.0000
AT&T Inc                       COM              00206R102      904 29907.0000 SH     Sole               29482.0000          425.0000
Abbott Labs Com                COM              002824100      270 4805.0000 SH      Sole                4655.0000          150.0000
American Express Co Com        COM              025816109      444 9405.0000 SH      Sole                9330.0000           75.0000
Apple Inc                      COM              037833100     3792 9362.0000 SH      Sole                9227.0000          135.0000
Automatic Data Processing      COM              053015103      458 8485.0000 SH      Sole                8410.0000           75.0000
Avon Products Inc              COM              054303102     1771 101370.0000 SH    Sole              101370.0000
Baxter International Inc       COM              071813109     1010 20410.0000 SH     Sole               20410.0000
Becton Dickinson & Co Com      COM              075887109     1363 18245.0000 SH     Sole               18195.0000           50.0000
Berkshire Hthwy Cl B           COM              084670702    10311 135137.0000 SH    Sole              131987.0000         3150.0000
Boeing Co Com                  COM              097023105      224 3052.0000 SH      Sole                3052.0000
Bristol-Myers Squibb Co        COM              110122108      651 18471.0000 SH     Sole               18471.0000
Caterpillar Inc                COM              149123101      472 5210.0000 SH      Sole                5160.0000           50.0000
Charles Schwab Corp Com        COM              808513105      568 50400.0000 SH     Sole               50400.0000
Chesapeake Energy Corp         COM              165167107     1677 75215.0000 SH     Sole               75115.0000          100.0000
Chevron Corp                   COM              166764100     1076 10115.0000 SH     Sole                9845.0000          270.0000
Coca Cola Co Com               COM              191216100     2230 31871.0000 SH     Sole               31151.0000          720.0000
Dell Inc                       COM              24702R101     2564 175260.0000 SH    Sole              171860.0000         3400.0000
Delphi Finl Group Inc Cl A     COM              247131105     2468 55700.0000 SH     Sole               55000.0000          700.0000
Disney Walt Co Com             COM              254687106     1169 31178.0000 SH     Sole               31078.0000          100.0000
Du Pont (E.I.) De Nemours      COM              263534109      700 15300.0000 SH     Sole               15100.0000          200.0000
EMC Corp Mass Com              COM              268648102     1530 71020.0000 SH     Sole               70520.0000          500.0000
Eaton Vance Sr Fltg Rate Tr    COM              27828Q105      144 10000.0000 SH     Sole               10000.0000
Enzon Pharmaceuticals Inc      COM              293904108      220 32800.0000 SH     Sole               31300.0000         1500.0000
Exxon Mobil Corporation        COM              30231G102     2171 25609.0000 SH     Sole               25359.0000          250.0000
FedEx Corp                     COM              31428X106     1532 18350.0000 SH     Sole               18350.0000
Gannett Co                     COM              364730101      340 25450.0000 SH     Sole               24650.0000          800.0000
General Elec Co Com            COM              369604103      786 43875.0000 SH     Sole               43625.0000          250.0000
Google Inc Cl A                COM              38259P508     1860 2880.0000 SH      Sole                2845.0000           35.0000
Hewlett Packard Co Com         COM              428236103     1118 43400.0000 SH     Sole               43400.0000
Honeywell Int'l Inc            COM              438516106      676 12440.0000 SH     Sole               12315.0000          125.0000
Howard Hughes Corp             COM              44267D107     2244 50800.0000 SH     Sole               50500.0000          300.0000
Intel Corp Com                 COM              458140100      313 12910.0000 SH     Sole               12535.0000          375.0000
Intl Business Machines Corp    COM              459200101     1123 6107.0000 SH      Sole                6013.0000           94.0000
JP Morgan Chase & Co.          COM              46625H100      728 21895.0000 SH     Sole               21325.0000          570.0000
Johnson & Johnson Com          COM              478160104     4078 62181.0000 SH     Sole               61176.0000         1005.0000
Kimberly-Clark Corp            COM              494368103      899 12225.0000 SH     Sole               12225.0000
Kraft Foods Inc A              COM              50075N104      699 18723.0000 SH     Sole               18423.0000          300.0000
Laboratory Corp of Amer Hldgs  COM              50540R409      235 2735.0000 SH      Sole                2660.0000           75.0000
Leucadia Natl Corp Com         COM              527288104     8183 359838.0000 SH    Sole              352153.0000         7685.0000
Loews Corp Com                 COM              540424108     3134 83240.0000 SH     Sole               81900.0000         1340.0000
M & T Bank Corp                COM              55261F104     2050 26850.0000 SH     Sole               26850.0000
McDonald's Corporation         COM              580135101     1257 12530.0000 SH     Sole               12380.0000          150.0000
Merck & Co Inc Com             COM              58933Y105      406 10767.0000 SH     Sole               10717.0000           50.0000
Microsoft Corp Com             COM              594918104     5573 214659.0000 SH    Sole              211014.0000         3645.0000
Nestle SA Spn ADR              COM              641069406      664 11500.0000 SH     Sole               11500.0000
Nike Inc Cl B                  COM              654106103      399 4140.0000 SH      Sole                4065.0000           75.0000
Norfolk Southern Corp          COM              655844108      372 5100.0000 SH      Sole                5100.0000
Novartis AG ADR                COM              66987V109      373 6520.0000 SH      Sole                6020.0000          500.0000
Oracle Corp Com                COM              68389X105     1308 51000.0000 SH     Sole               51000.0000
Pepsico Inc                    COM              713448108     1590 23965.0000 SH     Sole               23435.0000          530.0000
Pfizer Inc Com                 COM              717081103      538 24871.0000 SH     Sole               24734.0000          137.0000
Potash Corp of Saskatchewan    COM              73755L107     1408 34100.0000 SH     Sole               32800.0000         1300.0000
PowerShares QQQ Nasdaq 100     COM              73935A104      554 9925.0000 SH      Sole                9775.0000          150.0000
Procter & Gamble Co Com        COM              742718109     1813 27177.0000 SH     Sole               26897.0000          280.0000
Ross Stores Inc                COM              778296103      431 9060.0000 SH      Sole                8860.0000          200.0000
SLM Holding Corp Com           COM              78442P106      666 49700.0000 SH     Sole               49700.0000
SPDR DJIA Trust                COM              78467X109      589 4835.0000 SH      Sole                4770.0000           65.0000
St Jude Medical Inc            COM              790849103      857 25000.0000 SH     Sole               25000.0000
Staples Corp                   COM              855030102     1307 94100.0000 SH     Sole               93100.0000         1000.0000
Sun Bancorp Inc Com            COM              86663B102      338 139515.0000 SH    Sole              131615.0000         7900.0000
Sysco Corp                     COM              871829107      462 15755.0000 SH     Sole               15555.0000          200.0000
Target Corp                    COM              87612E106     1378 26900.0000 SH     Sole               26500.0000          400.0000
The Mosaic Co                  COM              61945C103     1185 23490.0000 SH     Sole               23070.0000          420.0000
Transocean Inc                 COM              H8817H100      404 10513.0000 SH     Sole               10513.0000
USG Corp                       COM              903293405      225 22150.0000 SH     Sole               14050.0000         8100.0000
United Parcel Service Cl B     COM              911312106     1192 16283.0000 SH     Sole               15883.0000          400.0000
Wal Mart Stores Inc Com        COM              931142103      857 14340.0000 SH     Sole               13885.0000          455.0000
Walgreen Co                    COM              931422109      480 14530.0000 SH     Sole               14330.0000          200.0000
eBay Inc                       COM              278642103     1049 34595.0000 SH     Sole               34595.0000
Canadian Natural Resources     COM              136385101      790 21150.0000 SH     Sole               21150.0000
Penn West Energy Trust         COM              707887105     3985 201250.0000 SH    Sole              198250.0000         3000.0000
Sanofi-ADR                     COM              80105N105      365 10000.0000 SH     Sole               10000.0000
Teva Pharm Inds Ltd Adrf       COM              881624209     1029 25500.0000 SH     Sole               24900.0000          600.0000
Vanguard Emerging Market ETF   COM              922042858      340 8910.0000 SH      Sole                8710.0000          200.0000
Vodafone Group PLC-SP ADR      COM              92857W209     1486 53022.0000 SH     Sole               52672.0000          350.0000
StreetTracks Gold Trust        COM              78463V107      969 6375.0000 SH      Sole                6319.0000           56.0000
iShares Gold Trust             COM              464285105     1440 94540.0000 SH     Sole               92040.0000         2500.0000
Public Storage 6.35% Series R  PFD              74460D125      485 18010.0000 SH     Sole               17810.0000          200.0000
Vanguard Sht Term Corp Bnd Fd  COM              92206C409     1550 19910.000 SH      Sole                19910.000
iShares IBOXX H/Y Corp Bond    COM              464288513     5114 57180.000 SH      Sole                57180.000
Winthrop Realty Trust          COM              976391300     6513 640375.000 SH     Sole               633725.000          6650.000